Revenues and Gross Profit - Total Revenues and Gross Profit by Product Line (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Product Information [Line Items]
Total revenues	$ 4,244,265	$ 3,965,594	$ 3,818,749
Gross profit (loss)	966,577	971,940	911,738
Interproduct Revenues
Product Information [Line Items]
Total revenues	(264,237)	(264,012)	(247,111)
Corporate
Product Information [Line Items]
Gross profit (loss)	7,572	6,910	(8,501)
Building Materials Business
Product Information [Line Items]
Total revenues	3,956,542	3,695,604	3,561,691
Gross profit (loss)	860,323	875,632	830,636
Building Materials Business | Operating Segments
Product Information [Line Items]
Total revenues	3,956,542	3,695,604	3,561,691
Gross profit (loss)	860,323	875,632	830,636
Building Materials Business | Operating Segments | Products and Services
Product Information [Line Items]
Total revenues	3,711,715	3,470,756	3,336,266
Gross profit (loss)	860,064	873,030	828,135
Magnesia Specialties | Operating Segments
Product Information [Line Items]
Total revenues	287,723	269,990	257,058
Gross profit (loss)	98,682	89,398	89,603
Magnesia Specialties | Operating Segments | Products and Services
Product Information [Line Items]
Total revenues	268,636	252,722	242,384
Gross profit (loss)	102,905	94,050	93,987
Aggregates | Building Materials Business | Operating Segments | Reportable Subsegments | Products and Services
Product Information [Line Items]
Total revenues	2,355,673	2,134,927	2,058,687
Gross profit (loss)	606,759	599,670	556,131
Cement | Building Materials Business | Operating Segments | Reportable Subsegments | Products and Services
Product Information [Line Items]
Total revenues	387,830	371,233	364,139
Gross profit (loss)	126,213	117,021	119,894
Ready Mixed Concrete | Building Materials Business | Operating Segments | Reportable Subsegments | Products and Services
Product Information [Line Items]
Total revenues	963,770	936,037	902,678
Gross profit (loss)	74,175	91,646	99,085
Asphalt and Paving | Building Materials Business | Operating Segments | Reportable Subsegments | Products and Services
Product Information [Line Items]
Total revenues	268,679	292,571	257,873
Gross profit (loss)	52,917	64,693	53,025
Freight
Product Information [Line Items]
Total revenues	263,914	242,116	240,099
Freight | Building Materials Business
Product Information [Line Items]
Total revenues	244,827	224,848	225,425
Freight | Building Materials Business | Operating Segments
Product Information [Line Items]
Total revenues	244,827	224,848	225,425
Gross profit (loss)	259	2,602	2,501
Freight | Magnesia Specialties | Operating Segments
Product Information [Line Items]
Total revenues	19,087	17,268	14,674
Gross profit (loss)	$ (4,223)	$ (4,652)	$ (4,384)